LITIGATION	3 Months Ended
Mar. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
LITIGATION

NOTE 8 – LITIGATION

The Company may be involved in lawsuits in the normal course of business. Management cannot predict the outcome of the lawsuits or estimate the amount of any loss that may result. Accordingly, no provision for any contingent liabilities that may result has been made in the financial statements. Management believes that losses resulting from these matters, if any, would not have a material adverse effect on the financial position or results of operations of the Company. See further discussion at Note 10.